Form N-1A Cover	May 02, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Invesco Actively Managed Exchange-Traded Fund Trust
Entity Central Index Key	0001418144
Entity Investment Company Type	N-1A
Document Period End Date	May 02, 2025
Prospectus Date	Apr. 30, 2025